DEFERRED INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2018
Deferred income tax [Abstract]
Schedule of changes in deferred income tax
Changes in deferred income tax are as follows:

	As of December 31,
	2018	2017

At the beginning of the year	(392,265)	(523,209)

Acquisition of business (Note 3)	—	13,686
Translation differences	(7,201)	(1,052)
Effect of changes in tax law (Note 11)	—	7,455
Effect of initial inflation adjustment	(182,773)	—
Credits (Charges) directly to other comprehensive income	9,547	4,808
Deferred tax (charge) credit (Note 11)	232,485	106,047

At the end of the year	(340,207)	(392,265)

Changes in deferred tax assets and liabilities
The changes in deferred tax assets and liabilities (prior to offsetting the balances within the same tax jurisdiction) during the year are as follows:

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2018

At the beginning of the year	(539,839)	(57,006)	(18,692)	(2,056)	(617,593)

Translation differences	9,726	527	497	(688)	10,062
Effect of initial inflation adjustment	(161,044)	(20,967)	(762)	—	(182,773)
Income statement credit (charge)	168,702	36,130	3,031	1,656	209,519

At the end of the year	(522,455)	(41,316)	(15,926)	(1,088)	(580,785)

Deferred tax assets	Provisions	Trade receivables	Tax losses (1)	Other	Total at December 31, 2018

At the beginning of the year	61,101	8,200	43,355	112,672	225,328

Translation differences	(6,036)	(1,089)	—	(10,137)	(17,263)
Credits (Charges) directly to other comprehensive income	—	—	—	9,547	9,547
Effect of changes in tax law	—	—	—	—	—
Income statement credit (charge)	17,882	4,154	(9,973)	10,903	22,966

At the end of the year	72,947	11,265	33,382	122,984	240,578
(1) As of December 31, 2018, the recognized deferred tax assets on tax losses amount to $33,383 and there are net unrecognized deferred tax assets of $0.7 billion and unrecognized tax losses amounting to $1.2 billion. These two last effects are connected to the acquisition of Ternium Brasil (see Note 3).

Deferred tax liabilities	PP&E	Inventories	Intangible assets	Other	Total at December 31, 2017

At the beginning of the year	(625,963)	(48,637)	(28,050)	(3,050)	(705,700)

Translation differences	6,907	(215)	67	(29)	6,730
Charges directly to other comprehensive income	—	—	—	(108)	(108)
Effect of changes in tax law	17,293	185	352	11	17,841
Income statement credit (charge)	61,924	(8,339)	8,939	1,120	63,644

At the end of the year	(539,839)	(57,006)	(18,692)	(2,056)	(617,593)

Deferred tax assets	Provisions	Trade receivables	Tax losses (2)	Other	Total at December 31, 2017

At the beginning of the year	53,188	7,488	56,297	65,518	182,491

Translation differences	(501)	(273)	—	(7,008)	(7,782)
Acquisition of business (Note 3)	—	—	—	13,686	13,686
Charges directly to other comprehensive income	—	—	—	4,916	4,916
Effect of changes in tax law	(2,692)	(238)	—	(7,456)	(10,386)
Income statement credit (charge)	11,106	1,223	(12,942)	43,016	42,403

At the end of the year	61,101	8,200	43,355	112,672	225,328
(2) As of December 31, 2017, the recognized deferred tax assets on tax losses amount to $43,355 and there are no net unrecognized deferred tax assets of $0.9 billion and unrecognized tax losses amounting to $1.5 billion. These two last effects are connected to the acquisition of Ternium Brasil (see note 3).

Schedule of deferred tax assets and liabilities
The amounts shown in the statement of financial position (prior to offsetting the balances within the same tax jurisdiction) include the following:

	As of December 31,
	2018	2017

Deferred tax assets to be recovered after more than 12 months	153,681	155,350
Deferred tax assets to be recovered within 12 months	86,897	69,978
Deferred tax liabilities to be settled after more than 12 months	(538,854)	(558,890)
Deferred tax liabilities to be settled within 12 months	(41,931)	(58,703)

	(340,207)	(392,265)